Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 13,448	$ 8,380
Lease liabilities [abstract]
Current	3,477	3,144
Non-current	10,207	5,783
Total lease liabilities	13,684	8,927
Land building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,087	7,037
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	843	1,003
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 518	$ 340